23. Salaries and social security taxes	12 Months Ended
Dec. 31, 2017
Salaries And Social Security Taxes
Salaries and social security taxes
a.	Salaries and social security taxes payable

	12.31.17	12.31.16
Non-current
Early retirements payable	3,359	5,149
Seniority-based bonus	116,296	89,168
Total non-current	119,655	94,317

Current
Salaries payable and provisions	1,064,106	912,275
Social security payable	151,137	115,793
Early retirements payable	4,808	4,119
Total current	1,220,051	1,032,187

The carrying amount of the Company’s salaries and social security taxes payable approximates their fair value.

b.	Salaries and social security taxes charged to profit or loss

	12.31.17	12.31.16	12.31.15
Salaries	2,998,531	2,539,345	1,791,286
Social security taxes	1,166,095	987,523	696,611
Total salaries and social security taxes	4,164,626	3,526,868	2,487,897

Early retirements payable correspond to individual optional agreements. After employees reach a specific age, the Company may offer them this option. The related accrued liability represents future payment obligations which as of December 31, 2017 and 2016 amount to $ 4.8 million and $ 4.1 million (current) and $ 3.4 million and $ 5.1 million (non-current), respectively.

The seniority-based bonus included in collective bargaining agreements in effect consists of a bonus to be granted to personnel with a certain amount of years of service. As of December 31, 2017 and 2016, the related liabilities amount to $ 116.3 million and $ 89.2 million, respectively.

As of December 31, 2017 and 2016, the number of employees amounts to 4,789 and 4,746, respectively.